Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 4.450% Senior Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,135,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,417.57
Offering Note	Final prospectus supplement